UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number:  811-05984

The New Ireland Fund, Inc.
(Exact name of registrant as specified in charter)

One Boston Place
201 Washington St. 36th Floor
Boston, MA 02108
(Address of principal executive offices) (Zip code)

KBI Global Investors (North America) Ltd.
One Boston Place
201 Washington St. 36th Floor
Boston, MA 02108
(Name and address of agent for service)

1-800-468-6475
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

Item 1. Schedule of Investments.

The New Ireland Fund, Inc.
Portfolio Holdings (unaudited)

		Value (U.S.)
January 31, 2019	Shares	(Note A)
COMMON STOCKS (97.91%)
COMMON STOCKS OF IRISH COMPANIES (87.39%)
Airlines (9.81%)
Ryanair Holdings PLC *	295,398	$3,719,228
Ryanair Holdings PLC - Sponsored ADR*	20,097	1,426,887
		5,146,115
Banks (5.95%)
AIB Group PLC	333,051	1,486,716
Bank of Ireland Group PLC	273,378	1,636,503
		3,123,219
Building Products (3.98%)
Kingspan Group PLC	51,141	2,089,729
Construction Materials (25.42%)
CRH PLC	464,188	13,335,835
Containers & Packaging (4.12%)
Smurfit Kappa Group PLC	74,912	2,159,035
Equity Real Estate Investment Trusts (REITs) (2.85%)
Green, REIT, PLC	900,477	1,492,429
Food & Staples Retailing (2.78%)
Total Produce PLC	748,397	1,456,242
Food Products (4.88%)
Glanbia PLC	45,783	875,131
Greencore Group PLC	271,057	686,148
Kerry Group PLC, Series A	8,435	861,680
Origin Enterprises PLC	21,273	139,520
		2,562,479
Health Care Providers & Services (1.48%)
UDG Healthcare PLC	102,268	777,979
Hotels, Restaurants & Leisure (6.19%)
Dalata Hotel Group PLC	322,959	2,110,747
Paddy Power Betfair PLC	13,908	1,137,416
		3,248,163
Household Durables (1.77%)
Glenveagh Properties PLC *	1,000,000	927,123
Industrial Conglomerates (2.94%)
DCC PLC	18,889	1,542,227
Internet & Catalog Retail (1.21%)
Hostelworld Group PLC	230,095	637,346
Life Sciences Tools & Services (0.97%)
Malin Corp. PLC *	81,980	506,704
Machinery (1.53%)
Mincon Group PLC	562,704	805,087

Marine (1.85%)
Irish Continental Group PLC - UTS	177,922	968,351
Multi-Utilities (2.84%)
Greencoat Renewables PLC	1,226,599	1,488,199
Pharmaceuticals (0.83%)
Amryt Pharma PLC *	1,804,917	433,839
Specialty Retail (3.13%)
Applegreen PLC	223,909	1,640,228
Trading Companies & Distributors (2.86%)
Grafton Group PLC	155,697	1,499,934
TOTAL COMMON STOCKS OF IRISH COMPANIES
(Cost $39,006,730)		45,840,263

COMMON STOCKS OF CANADA COMPANIES (3.46%)
Industrial Conglomerates (3.46%)
IPL Plastics, Inc. *	223,828	1,815,903
TOTAL COMMON STOCKS OF CANADA COMPANIES
(Cost $1,617,280)		1,815,903
COMMON STOCKS OF FRENCH COMPANIES (3.81%)
Building Products (1.95%)
Cie de St-Gobain	29,692	1,023,640
Multi-Utilities (1.86%)
Veolia Environnement SA	46,257	975,258
TOTAL COMMON STOCKS OF FRENCH COMPANIES
(Cost $2,076,037)		1,998,898
COMMON STOCKS OF UNITED STATES COMPANIES (3.25%)
Commercial Services & Supplies (3.25%)
Covanta Holding Corp.	105,698	1,701,738
TOTAL COMMON STOCKS OF UNITED STATES COMPANIES
(Cost $1,685,902)		1,701,738
TOTAL COMMON STOCKS
(Cost $44,385,949)		$51,356,802

TOTAL INVESTMENTS (97.91%)		51,356,802
(Cost 44,385,949)
OTHER ASSETS AND LIABILITIES (2.09%)		1,098,408
NET ASSETS (100.00%)		$52,455,210

*	Non-income producing security.
ADR	American Depositary Receipt traded in U.S. dollars.
REIT	Real Estate Investment Trust
UTS	Units

A. Valuation and Investment Practices:

Security Valuation:  Securities listed on a stock exchange for which market quotations are readily available are valued at the closing prices on the date of valuation, or if no such closing prices are available, at the last bid price quoted on such day. If there are no such quotations available for the date of valuation, the last available closing price will be used. The value of securities and other assets for which no market quotations are readily available, or whose values have been materially affected by events occurring before the Funds’ pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the Board of Directors to represent fair value. Short-term securities that mature in 60 days or less may be valued at amortized cost.

Fair Value Measurements:  As described above, the Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. Generally Accepted Accounting Principles (“GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –	observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

At the end of each fiscal quarter, management evaluates the Level 2 and Level 3 assets and liabilities, if any, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listing or delistings on national exchanges.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Transfers in and out of levels are recognized at market value at the end of period.  The Summary of inputs used to value the Fund's net assets as of January 31, 2019 is as follows:

	Total Value at 01/31/2019	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Investments in Securities
Common Stocks*
Life Sciences Tools & Services	$506,704	$-	$506,704	$-
Other Industries	50,850,098	50,850,098	-	-
Total Investments ^	$51,356,802	$50,850,098	$506,704	$-

* See Portfolio Holdings detail for country breakout.
^ Portfolio holdings are disclosed individually on the Schedule of Investments.

Currency Translations:  The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the spot rate of such currencies against U.S. dollars by obtaining from Interactive Data Corp. each day the current 4:00 pm New York time spot rate and future rate (the future rates are quoted in 30-day increments) on foreign currency contracts. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on security transactions.

Securities Transactions:  Securities transactions are recorded based on their trade date.  Realized gains and losses from securities sold are recorded on the identified cost basis.

B. Income Tax Information
The cost basis of investments for federal income tax purposes at January 31, 2019 was as follows*:

Cost of investments	$44,385,949
Gross unrealized appreciation on investments	10,041,993
Gross unrealized depreciation on investments	(2,196,754)
Net unrealized appreciation on investments	7,845,239
Net unrealized depreciation on foreign currency	(874,386)
Net unrealized appreciation	$6,970,853

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

C.  Risk Factors

Investing in the Fund may involve certain risks including, but not limited to, those described below.

The prices of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The growth-oriented, equity-type securities generally purchased by the Fund may involve large price swings and potential for loss.

Investments in securities issued by entities based outside the Unites States may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transactions costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

The Fund will face risks associated with the potential uncertainty and consequences that may follow Brexit, including with respect to volatility in exchange rates and interest rates.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The New Ireland Fund, Inc.

By (Signature and Title)  /s/ Sean Hawkshaw
                                         Sean Hawkshaw, President

Date  March 14, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Sean Hawkshaw
                                         Sean Hawkshaw, President

Date   March 14, 2019

By (Signature and Title)  /s/ Lelia Long
                                         Lelia Long, Treasurer

Date   March 14, 2019